Stock Based Compensation (Detail Textuals 1) - USD ($)	1 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Mar. 31, 2016	Sep. 30, 2015	Sep. 30, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unamortized expense			$ 1,730,791
Additional stock-based compensation as result of modification		$ 98,172	792,601
Increase in accumulated deficit			$ 364,187
Common Stock, Shares, Outstanding		0	9,436,294	7,670,783
Repurchase of restricted stock in exchange for notes payable				$ (1,097,750)
Common stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Repurchase of restricted stock in exchange for notes payable (in shares)				(636,376)
Common Stock, Shares, Outstanding		12,427,164	0
Repurchase of restricted stock in exchange for notes payable				$ (148,000)
Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unamortized expense			$ 21,100,000
Restricted stock units | After third anniversay
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		50.00%	50.00%
Restricted stock units | Fourth anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage			50.00%
Performance-based stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Exchanged for restricted stock units		434,780
Unamortized expense		$ 300,000
Issued in exchange for restricted shares and stock options				711,430
Performance-based stock units | After third anniversay
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		50.00%	50.00%
Performance-based stock units | Fourth anniversary
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting percentage		50.00%	50.00%
Stock Option
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock exchanged	31,304
Restricted Stock
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of stock exchanged	602,464
2015 Equity Incentive Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Common Stock, Shares, Outstanding		1,066,039
Number of shares avaiable for grant		180,338
2015 Equity Incentive Plan | Restricted stock units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Maximum number of shares can be issued		1,246,377